Money Market Funds
Prospectus   --   Daily Class Shares

                                                                    May 1, 2000

Money Market Funds
Nations Cash Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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NOT FDIC
INSURED
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May Lose Value
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No Bank Guarantee
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[LOGO OF NATIONS FUNDS]

An overview of the Funds
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[GRAPHIC]
             Terms used in this prospectus

             In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.
[GRAPHIC]
               You'll find Terms used in this prospectus on page 33.

             Your investment in these Funds is not a bank deposit and is not insured or guaranteed by Bank of America, N.A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

             Affiliates of Bank of America are paid for the services they provide to the Funds.

 This booklet, which is called a prospectus, tells you about some of the Nations Funds Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 This prospectus offers Daily Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to page 22 for more information about who is eligible to buy this class of shares.

 About the Funds
 The Money Market Funds seek to provide income while protecting your original investment by investing in money market instruments.

 Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

 Are these Funds right for you?
 Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 The Money Market Funds may be suitable for you if:

  o you're looking for a relatively low risk investment with stability of principal

  o you have short-term income needs

 They may not be suitable for you if:

  o you're looking for higher returns

  o you're more comfortable with bank deposits that are FDIC-insured

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

 For more information
 If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

 You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
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[GRAPHIC]
             Banc of America Advisors, Inc.

             Banc of America Advisers, Inc. (BAAI) is the investment adviser to each of the Funds. BAAI is responsible for the overall management and supervision of the investment management of each Fund. BAAI and Nations Funds have engaged a sub-adviser -- Banc of America Capital Management, Inc. (BACAP), which is responsible for the day-to-day investment decisions for each of the Funds.

[GRAPHIC]
               You'll find more about BAAI and BACAP starting on page 20.

[GRAPHIC]
About the Money Market Funds

Nations Cash Reserves                                    4
Sub-adviser: BACAP
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Nations Treasury Reserves                                7
Sub-adviser: BACAP
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Nations Government Reserves                             10
Sub-adviser: BACAP
----------------------------------------------------------
Nations Municipal Reserves                              13
Sub-adviser: BACAP
----------------------------------------------------------
Nations California Tax-Exempt Reserves                  17
Sub-adviser: BACAP
----------------------------------------------------------
Other important information                             21
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How the Funds are managed                               22

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    About your investment

Information for investors
  Buying, selling and exchanging shares                 24
  How selling and servicing agents are paid             30
  Distributions and taxes                               31
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Financial highlights                                    33
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Terms used in this prospectus                           35
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Where to find more information                  back cover

About the Money Market Funds
--------------------------------------------------------------------------------

[GRAPHIC]
             About the sub-adviser

             BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
               You'll find more about BACAP on page 21.

             This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

             The Fund is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

[GRAPHIC]
             First-tier securities

             A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization or is considered to be of comparable quality.

 Nations Cash Reserves

[GRAPHIC]
        Investment objective

        This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[GRAPHIC]
        Principal investment strategies

        This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

 The Fund will only buy first-tier securities. These securities include primarily:

  o commercial paper

  o bank obligations

  o short-term debt securities, including instruments issued by certain trusts, partnerships or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  o short-term taxable municipal securities

  o repurchase agreements secured by first-tier securities or U.S. government obligations

 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors and may engage in reverse repurchase agreements.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  o Security analysis includes evaluating the credit quality of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GRAPHIC]
               You'll find more about other risks of investing in this Fund starting on page 19 and in the SAI.

[GRAPHIC]
             Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

             The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

             For the Fund's current 7-day yield, please call us at
             1.800.626.2275 if you're an institutional investor, or
             1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[GRAPHIC]
        Risks and other things to consider

        Nations Cash Reserves has the following risks:

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

        o Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GRAPHIC]

        A look at the Fund's performance
        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%) as of December 31 each year
        The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

[BAR CHART APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

 1996       1997      1998      1999
 ----       ----      ----      ----
 3.34%*     5.25%     5.19%     4.75%

 *Return is from inception (5-2-96) to 12-31-96.

        Year-to-date return as of March 31, 2000:  1.34%

        Best and worst quarterly returns during this period

  Best: 1st quarter 2000:            1.34%
  Worst: 4th quarter 1998:           1.20%

        Average annual total return as of December 31, 1999

                               1 year      Since inception
  Market Class Shares           4.75%        5.06%

[GRAPHIC]
             There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[GRAPHIC]
             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]
        What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(Fees paid directly from your investment)                 Daily Class Shares
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load)                    none
        Annual Fund operating expenses(1)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                         0.15%
        Distribution (12b-1) and shareholder servicing fees     0.60%
        Other expenses                                          0.13%
                                                               ------
        Total annual Fund operating expenses                    0.88%
        Fee waivers and/or reimbursements                      (0.08)%
                                                               ------
        Total net expenses(2)                                   0.80%
                                                               ======

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

        o you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o you reinvest all dividends and distributions in the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above

        o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 year     3 years     5 years     10 years
  Daily Class Shares     $82        $273        $480        $1,077

About the Money Market Funds
--------------------------------------------------------------------------------

[GRAPHIC]
             About the sub-adviser

             BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
               You'll find more about BACAP on page 21.

             This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

             The Fund is listed on the National Association of Insurance Commissioners' List of Approved Mutual Funds.

[GRAPHIC]
             First-tier securities

             A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization or is considered to be of comparable quality.

 Nations Treasury Reserves

[GRAPHIC]
        Investment objective

        This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[GRAPHIC]
        Principal investment strategies

        This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.


 The Fund will only buy first-tier securities. These securities include primarily:

  o U.S. Treasury obligations

  o repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations

  o obligations whose principal and interest are backed by the U.S. government

 The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

   o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

   o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

   o Security analysis includes evaluating the credit quality of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GRAPHIC]
               You'll find more about other risks of investing in this Fund starting on page 19 and in the SAI.

[GRAPHIC]
             Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

             The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

             For the Fund's current 7-day yield, please call us at
             1.800.626.2275 if you're an institutional investor, or
             1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[GRAPHIC]
        Risks and other things to consider

        Nations Treasury Reserves has the following risks:

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

        o Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GRAPHIC]
        A look at the Fund's performance
        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%) as of December 31 each year
        The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


[BAR CHART APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

   1996     1997     1998     1999
   ----     ----     ----     ----
   3.26%*   5.11%    4.97%    4.46%

  *Return is from inception (5-2-96) to 12-31-96.

        Year-to-date return as of March 31, 2000:  1.26%

        Best and worst quarterly returns during this period

  Best: 4th quarter 1997:            1.29%
  Worst: 4th quarter 1998:           1.08%

        Average annual total return as of December 31, 1999

                              1 year      Since inception
  Market Class Shares           4.46%        4.86%

[GRAPHIC]
             There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[GRAPHIC]
             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]
        What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder fees
(Fees paid directly from your investment)                    Daily Class Shares
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load)                    none
        Annual Fund operating expenses(1)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                        0.15%
        Distribution (12b-1) and shareholder servicing fees    0.60%
        Other expenses                                         0.15%
                                                              ------
        Total annual Fund operating expenses                   0.90%
        Fee waivers and/or reimbursements                     (0.10)%
                                                              ------
        Total net expenses(2)                                  0.80%
                                                              ======

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

        o you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        o you reinvest all dividends and distributions in the Fund

        o your investment has a 5% return each year

        o the Fund's operating expenses remain the same as shown in the table above

        o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 year     3 years     5 years     10 years
  Daily Class Shares     $82        $277        $489        $1,099

About the Money Market Funds
--------------------------------------------------------------------------------

[GRAPHIC]
             About the sub-adviser

             BACAP is this Fund's sub-adviser. BACAP's Taxable Money Market Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
               You'll find more about BACAP on page 21.

             This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[GRAPHIC]
             First-tier securities

             A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization or is considered to be of comparable quality.

 Nations Government Reserves

[GRAPHIC]
        Investment objective

        This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[GRAPHIC]
        Principal investment strategies

        This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

 The Fund will only buy first-tier securities. These securities include primarily U.S. government obligations and U.S. Treasury obligations. The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

   o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

   o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

   o Security analysis includes evaluating the credit quality of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GRAPHIC]
               You'll find more about other risks of investing in this Fund starting on page 19 and in the SAI.

[GRAPHIC]
             Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

             The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

             For the Fund's current 7-day yield, please call us at
             1.800.626.2275 if you're an institutional investor, or
             1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[GRAPHIC]
        Risks and other things to consider

        Nations Government Reserves has the following risks:

        o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

        o Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GRAPHIC]

        A look at the Fund's performance
        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%) as of December 31 each year
        The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


[BAR CHART APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

 1996       1997      1998      1999
 ----       ----      ----      ----
 3.26%*     5.13%     5.03%     4.56%

 *Return is from inception (5-2-96) to 12-31-96.

        Year-to-date return as of March 31, 2000:  1.30%

        Best and worst quarterly returns during this period

  Best: 1st quarter 2000:            1.30%
  Worst: 4th quarter 1998:           1.13%

        Average annual total return as of December 31, 1999

                               1 year      Since inception
  Market Class Shares           4.56%        4.91%

[GRAPHIC]

             There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.
[GRAPHIC]

             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]

        What it costs to invest in the Fund
        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees
       (Fees paid directly from your investment)                           Daily Class Shares
        Maximum sales charge (load) imposed on purchases                           none
        Maximum deferred sales charge (load)                                       none
        Annual Fund operating expenses(1)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                                            0.15%
        Distribution (12b-1) and shareholder servicing fees                        0.60%
        Other expenses                                                             0.14%
                                                                                  ------
        Total annual Fund operating expenses                                       0.89%
        Fee waivers and/or reimbursements                                        (0.09)%
                                                                                  ------
        Total net expenses(2)                                                      0.80%
                                                                                  ======

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.


      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

      o you reinvest all dividends and distributions in the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above

      o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples


        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 year     3 years     5 years     10 years
  Daily Class Shares     $82        $275        $484        $1,088

About the Money Market Funds
--------------------------------------------------------------------------------

[GRAPHIC]

             About the sub-adviser

             BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]

             You'll find more about BACAP on page 21.

             This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

[GRAPHIC]

             First-tier securities

             A first-tier security is a short-term debt security that's an eligible investment for money market funds. It's "first-tier" because it's been given the highest credit rating by a nationally recognized statistical rating organization or is considered to be of comparable quality.

 Nations Municipal Reserves

[GRAPHIC]

        Investment objective
        This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

[GRAPHIC]

        Principal investment strategies
        The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

 The Fund will only buy first-tier securities. The Fund normally invests at least 80% of its assets in municipal securities, which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

 The Fund may invest up to 20% of its assets in:
    o municipal securities that finance private projects, called private activity bonds
    o money market instruments, including repurchase agreements


 The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.
  o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
  o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GRAPHIC]
               You'll find more about other risks of investing in this Fund starting on page 19 and in the SAI.

[GRAPHIC]

     Risks and other things to consider
     Nations Municipal Reserves has the following risks:

     o Investment strategy risk - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.
     o Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.
     o Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
     o Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax but may be subject to state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax.

[GRAPHIC]

             Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

             The returns shown are for a class not offered in this prospectus that has similar annual returns because the shares are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

             For the Fund's current 7-day yield, please call us at
             1.800.626.2275 if you're an institutional investor, or
             1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

[GRAPHIC]

        A look at the Fund's performance
        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.


        Year by year total return (%) as of December 31 each year
        The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

[BAR CHART APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

              1996    1997    1998   1999
             -----    -----   -----  -----
             2.05%*   3.24%   3.00%  2.69%

            *Return is from inception (5-2-96) to 12-31-96.

        Year-to-date return as of March 31, 2000:  0.74%

        Best and worst quarterly returns during this period

       Best: 2nd quarter 1997:            0.86%
       Worst: 4th quarter 1998:           0.68%

       Average annual total return as of December 31, 1999

                                    1 year   Since inception
       Market Class Shares           2.69%        3.00%

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             There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

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             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

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        What it costs to invest in the Fund
        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees
        (Fees paid directly from your investment)                Daily Class Shares
        Maximum sales charge (load) imposed on purchases               none
        Maximum deferred sales charge (load)                           none
        Annual Fund operating expenses(1)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                                0.15%
        Distribution (12b-1) and shareholder servicing fees            0.60%
        Other expenses                                                 0.18%
                                                                      ------
        Total annual Fund operating expenses                           0.93%
        Fee waivers and/or reimbursements                            (0.13)%
                                                                      ------
        Total net expenses(2)                                          0.80%
                                                                      ======

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

         o you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

         o  you reinvest all dividends and distributions in the Fund

         o  your investment has a 5% return each year

         o the Fund's operating expenses remain the same as shown in the table above

         o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year     3 years     5 years     10 years
  Daily Class Shares     $82        $283        $502        $1,131

About the Money Market Funds
--------------------------------------------------------------------------------

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             About the sub-adviser

             BACAP is this Fund's sub-adviser. BACAP's Tax-Exempt Money Market Management Team makes the day-to-day investment decisions for the Fund.
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             You'll find more about BACAP on page 21.

             This Fund, like all money market funds, is subject to certain investment limitations. These are described in Other important information.

 Nations California Tax-Exempt Reserves

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        Investment objective
        This Fund seeks current income exempt from federal income tax and California state personal income tax, a stable share price, and daily liquidity.

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        Principal investment strategies
        The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

 The Fund normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and California state personal income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

 The Fund may invest up to 20% of its assets in:
  o municipal securities that finance private projects, called private activity bonds
  o money market instruments, including repurchase agreements

 The Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.
   o Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.
   o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.
   o Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issue of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

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               You'll find more about other risks of investing in this Fund starting on page 19 and in the SAI.

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      Risks and other things to consider

      Nations California Tax-Exempt Reserves has the following risks:

      o Investment strategy risk - This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. An investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, the FDIC or any other government agency.

      o Income/principal payment risk - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      o Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      o Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state personal income tax, but may be subject to other state and local taxes and the federal alternative minimum tax. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax.

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             Many things affect a Fund's performance, including market conditions, the composition of the Fund's holdings, and Fund expenses.

             Call us at 1.800.626.2275 or contact your financial adviser for the Fund's current 7-day yield.

             For the Fund's current 7-day yield, please call us at
             1.800.626.2275 if you're an institutional investor, or
             1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

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        A look at the Fund's performance
        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

        Year by year total return (%) as of December 31 each year
        The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

[BAR CHART APPEARS HERE WITH THE FOLLOWING PLOT POINTS]

            1996     1997     1998     1999
            ----     ----     ----     ----
            0.69%*   2.84%    2.51%    2.07%

            *Return is from inception (10-2-96) to 12-31-96.

       Year-to-date return as of March 31, 2000:  0.56%

       Best and worst quarterly returns during this period

       Best: 2nd quarter 1997:            0.75%
       Worst: 1st quarter 2000:           0.56%

       Average annual total return as of December 31, 1999

                             1 year      Since inception
  Daily Class Shares           2.07%        2.50%

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             There are two kinds of fees -- sales charges you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[GRAPHIC]
             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

[GRAPHIC]

        What it costs to invest in the Fund
        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder fees
        (Fees paid directly from your investment)              Daily Class Shares
        Maximum sales charge (load) imposed on purchases             none
        Maximum deferred sales charge (load)                         none
        Annual Fund operating expenses(1)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                              0.15%
        Distribution (12b-1) and shareholder servicing fees          0.60%
        Other expenses                                               0.13%
                                                                    ------
        Total annual Fund operating expenses                         0.88%
        Fee waivers and/or reimbursements                          (0.08)%
                                                                    ------
        Total net expenses(2)                                        0.80%
                                                                    ======

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:
         o you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods
         o  you reinvest all dividends and distributions in the Fund
         o  your investment has a 5% return each year
         o the Fund's operating expenses remain the same as shown in the table above
         o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year     3 years     5 years     10 years
        Daily Class Shares     $82        $273        $480        $1,077

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         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

  o Special rules for money market funds - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

      o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

      o   must maintain an average dollar-weighted maturity of 90 days or less

      o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a first-tier security for up to three business days (except for Nations California Tax-Exempt Reserves)

      o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves, which also may invest in second-tier securities

  o Changing investment objectives and policies - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval (except for Nations California Tax-Exempt Reserves).

  o Holding other kinds of investments - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

  o Investing defensively - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

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             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255
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         How the Funds are managed

 Investment adviser
 BAAI is the investment adviser to over 60 mutual fund portfolios in Nations Funds, including the Money Market Funds described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation. Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

 Annual investment advisory fee, as a % of average daily net assets


                                           Maximum     Actual fee
                                           advisory     paid last
                                             fee       fiscal year
  Nations Cash Reserves                      0.15%        0.15%
  Nations Treasury Reserves                  0.15%        0.13%
  Nations Government Reserves                0.15%        0.14%
  Nations Municipal Reserves                 0.15%        0.10%
  Nations California Tax-Exempt Reserves     0.15%        0.15%

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             Banc of America
             Capital Management, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255
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             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201

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             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809

 Investment sub-adviser
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Funds. This sub-adviser functions under the supervision of BAAI and the Board of Trustees of Nations Funds.

 Banc of America Capital Management, Inc.
 BACAP, successor to TradeStreet Investments Associates, Inc., is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

 Currently managing more than $90 billion, BACAP has over 200 institutional clients and is sub-adviser to more than 50 mutual funds in Nations Funds. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

 BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.


  Fund                                       BACAP Team
  Nations Cash Reserves                      Taxable Money Market Management Team
  Nations Treasury Reserves                  Taxable Money Market Management Team
  Nations Government Reserves                Taxable Money Market Management Team
  Nations Municipal Reserves                 Tax-Exempt Money Market Management Team
  Nations California Tax-Exempt Reserves     Tax-Exempt Money Market Management Team

 Other service providers
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

 PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------

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             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.

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         Buying, selling and exchanging shares

 This prospectus offers Daily Class Shares of the Funds. Here are some general rules about this class of shares:

  o Daily Class Shares are available on a direct basis or through financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

      o Bank of America and certain of its affiliates

      o certain other financial institutions and intermediaries

  o The minimum initial investment is $1,000. There is no minimum for additional investments.

  o The minimum initial investment is $100 using the Systematic Investment Plan. The minimum for additional investments under this plan is $100.

  o   There are no sales charges for buying, selling or exchanging these shares.

 You'll find more information about buying, selling and exchanging Daily Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

 The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

                          Ways to
                        buy, sell or            How much you can buy,
                          exchange                sell or exchange                            Other things to know
                     ----------------- -------------------------------------- ---------------------------------------------------
Buying shares        In a lump sum     minimum initial investment:              There is no limit to the amount you can invest
                                       o $1,000                                 in Daily Class Shares.
                                       minimum additional investment:
                                       o none
                     Using our         minimum initial investment:              You can buy shares monthly, twice a month or
                     Systematic        o $100                                   quarterly, using automatic transfers from your
                     Investment Plan   minimum additional investment:           bank account.
                                       o $100
---------------------------------------------------------------------------------------------------------------------------------
Selling shares       In a lump sum     o you can sell up to $50,000 of your     We usually send you the sale proceeds on the
                                         shares by telephone, otherwise there   same day that we receive your order.
                                         are no limits to the amount you can
                                         sell
                                       o other restrictions may apply to        If you paid for your shares with a check that
                                         withdrawals from retirement plan       wasn't certified, we'll hold the sale proceeds
                                         accounts                               when you sell those shares for at least 15 days
                                                                                after the trade date of the purchase, or until the
                                                                                check has cleared.
                     Using our free    o minimum $250 per check                 You can write checks for free. You can only use
                     checkwriting                                               checks to make partial withdrawals from a
                     service                                                    Fund. You can't use a check to make a full
                                                                                withdrawal from a Fund.
                     Using our         o minimum $25 per withdrawal             Your account balance must be at least $10,000
                     Automatic                                                  to set up the plan. You can make withdrawals
                     Withdrawal Plan                                            monthly, twice a month or quarterly. We'll send
                                                                                your money by check or deposit it directly to
                                                                                your bank account.
---------------------------------------------------------------------------------------------------------------------------------
Exchanging shares    In a lump sum     o minimum $1,000 per exchange            You can exchange Daily Class shares of a Fund
                                                                                for Daily Class Shares of any other Nations
                                                                                Reserves Money Market Fund.

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             A business day is any day that the Federal Reserve Bank of New York is open.

             The Federal Reserve Bank of New York is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

 How shares are priced
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

  o 5:00 p.m. Eastern time each business day for each share class of Nations Cash Reserves and Nations Treasury Reserves
  o 12:00 noon Eastern time each business day for each share class of Nations Government Reserves and Nations Municipal Reserves
  o 10:30 a.m. Eastern time each business day for each share class of Nations California Tax-Exempt Reserves

 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

 Valuing securities in a Fund
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day will receive that day's net asset value per share:

  o 3:00 p.m. Eastern time for Nations Cash Reserves and Nations Treasury
    Reserves
  o 12:00 noon Eastern time for Nations Government Reserves and Nations Municipal Reserves
  o 10:30 a.m. Eastern time for Nations California Tax-Exempt Reserves

 Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

 Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

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     Buying shares

     Here are some general rules for buying shares:

      o Investors buy Daily Class Shares at net asset value per share.

      o If we don't receive payment by 4:00 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

      o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

      o Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

 Systematic Investment Plan
 You can make regular purchases of $100 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

 Here's how the plan works:

     o You can buy shares twice a month, monthly or quarterly.

     o You can choose to have us transfer your money on or about the 15th or the last day of the month.

     o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.

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     Selling shares

     Here are some general rules for selling shares:

      o We normally send the sale proceeds by federal funds wire on the same business day that Stephens, PFPC or their agents receive the order.

      o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

      o Investors that qualify for telephone orders can sell up to $50,000 in shares by telephone.

      o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

      o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

      o Shares that are held in certificate form must be signed (or accompanied by a signed stock power) and sent to PFPC. The investor's signature must be guaranteed, unless other arrangements have been made with us. We may ask for any other information we need to prove that the order is properly authorized.

      o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares.

      o      We can delay payment of the sale proceeds for up to seven days.

      o Other restrictions may apply to retirement plan accounts. For more information about these restrictions please contact your retirement plan administrator.

     We may sell shares:

      o if the value of an investor's account falls below $500. We'll provide 30 days notice in writing if we're going to do this

      o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

      o      under certain other circumstances allowed under the 1940 Act

 Checkwriting service
 You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

 Here's how the service works:

     o Each check you write must be for $250 or more.

     o You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

     o Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

     o We can change or cancel the service by giving you 30 days notice in writing.

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             You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your financial adviser or us to set up the plan.

 Here's how the plan works:

     o    Your account balance must be at least $10,000 to set up the plan.

     o If you set up the plan after you've opened your account, your signature must be guaranteed.

     o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

     o We'll send you a check or deposit the money directly to your bank account.

     o You can cancel the plan by giving your financial adviser or us 30 days notice in writing.


 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

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      Exchanging shares

      Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

      Here's how exchanges work:

      o Investors can exchange Daily Class Shares of a Fund for Daily Class Shares of any other Nations Reserves Money Market Fund.

      o      Investors must exchange at least $1,000 at a time.

      o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

      o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

      o Exchanges can generally only be made into a Fund that is accepting investments.

      o We may limit the number of exchanges that can be made within a specified period of time.

      o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

      o Shares that are held in certificate form cannot be exchanged until PFPC has received the certificate and deposited the shares to the investor's account.

[GRAPHIC]

             The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

             The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 of the 1940 Act.

             The selling agent may charge other fees for services provided to your account.
[GRAPHIC]

         How selling and servicing agents are paid

 Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class you invest in. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 Distribution (12b-1) and shareholder servicing fees
 Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

 Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.35% of the average daily net assets of Daily Class Shares of the Funds, some or all of which may be paid to selling agents.

 Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Daily Class Shares of the Funds.

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

 The Funds pay these fees to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.


 Other compensation
 Selling and servicing agents may also receive:

  o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  o an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans

  o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 This compensation which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

 BAAI also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide.

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             The power of compounding

             Reinvesting your distributions buys you more shares of a Fund -- which lets you take advantage of the potential for compound growth.

             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.

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          Distributions and taxes

 About distributions
 A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  o A fund can also have capital gains if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 Although the Funds do not expect to realize any capital gains, any capital gains realized by a Fund will be distributed at least once a year.

 The Funds declare distributions of net investment income each business day and pay them on the first business day of each month.

 A distribution is paid based on the number of shares you hold on the record date which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the settlement date (daily dividend Funds) or the trade date (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

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             This information is a summary of how federal income taxes may affect your investment in the Funds. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.

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             For more information about taxes, please see the SAI.


 How taxes affect your investment
 Distributions of net investment income and any excess of net short-term capital gains over net long-term capital losses generally are taxable to you as ordinary income.

 Although the Funds do not expect to realize any capital gains, any distributions of net capital gains (generally the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as net capital gains.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Nations Municipal Reserves, Nations California Tax-Exempt Reserves Distributions that come from Nations Municipal Reserves' tax-exempt interest income are generally free from federal income tax, but may be subject to state or local tax.

 Distributions that come from Nations California Tax-Exempt Reserves' tax-exempt interest income are generally free from federal income tax and California state personal income tax, but may be subject to other state and local taxes.

 Any distributions that come from taxable income or realized capital gains are generally subject to tax.

 A portion of the distributions from these Funds may also be subject to the federal alternative minimum tax.

 U.S. government obligations
 If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and personal income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax advisor.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o   the IRS informs us that you are otherwise subject to backup withholding

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 Taxation of redemptions and exchanges
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

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         Financial highlights

 The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

 This information has been audited by PricewaterhouseCoopers LLP. The auditor's report and Nations Funds financial statements are incorporated by reference into the SAI. Financial highlights for the Nations Funds (excluding Nations California Tax-Exempt Fund) are not provided because there were no shareholders of Daily Class Shares during the period indicated. Please see the back cover to find out how you can get a copy.

Nations California Tax-Exempt
Reserves (Successor to the Pacific                                  For a Share outstanding throughout each
period Horizon California Tax-Exempt
Fund)

Daily Class*                                      Period ended      Year ended      Year ended        Period ended
                                                     05/14/99       02/28/99(b)       02/28/98         02/28/97(a)
Net asset value per share, beginning of period         $ 1.00           $ 1.00          $ 1.00           $ 1.00
Income from Investment Operations:
Net investment income                                    --(f)          0.0238          0.0279           0.0107
Less dividends to shareholders from net investment
 income                                                   --           (0.0238)        (0.0279)         (0.0107)
Net change in net asset value per share                   --              --              --               --
Net asset value per share, end of period               $ 1.00           $ 1.00          $ 1.00           $ 1.00
Total return                                           0.45%(e)          2.41%           2.83%          1.09%(e)
=====================================================================================================================
Ratios/Supplemental Data:
Net assets at end of period (millions)                  $  37           $   37          $   31           $   29
Ratio of expenses to average net assets                0.80%(d)          0.79%           0.80%           0.80%(d)
Ratio of net investment income to average net
 assets                                                2.21%(d)          2.35%           2.80%           2.66%(d)
Ratio of expenses to average net assets**              0.82%(d)           (c)             (c)               (c)
Ratio of net investment income to average net
 assets**                                              2.19%(d)           (c)             (c)               (c)

                           * Daily Class Shares of Nations California Tax-Exempt Reserves were formerly X Shares of the Pacific Horizon California Tax-Exempt Money Market Fund.
                           ** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
                           (a) Period from October 2, 1996 (inception date) to February 28, 1997.
                           (b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
                           (c) Fees paid by third parties had no effect on the ratios.
                           (d) Annualized.
                           (e) Not annualized.
                           (f) Amount represents less than a penny per share.

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          Terms used in this prospectus

 Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 Commercial paper - a money market instrument issued by a large company.

 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 Equity security - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Guaranteed investment contract - an investment instrument issued by a rated insurance company in return for a payment by an investor.

 High quality - in the case of municipal securities, a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch, S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's in the case of certain bonds that are lacking a short-term rating from the required number of NRSROs; rated D-1 or higher by D&P, F-1 or higher by Fitch, SP-1 by S&P, or MIG-1 by Moody's in the case of notes; rated D-1 or higher by D&P, F-1 or higher by Fitch, or VMIG-1 by Moody's in the case of variable rate demand notes; or rated D-1 or higher by D&P, F-1 or higher by Fitch, A-1 or higher by S&P or Prime-1 by Moody's in the case of tax-exempt commercial paper. The portfolio management team may consider an unrated municipal security to be investment grade if the team believes it to be of comparable quality, based on guidelines provided by the Fund's Board of Directors. Please see the SAI for more information about credit ratings.

 Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

 Participation - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 Pass-through certificate - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

 Private activity bond - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Private activity bonds are generally taxable, unless their use is specifically exempted, or may be treated as tax preference items.

 Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

 Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 Settlement date - the date on which an order is settled either by payment or delivery of securities.

 Special purpose issuer - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

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         Where to find more information

 You'll find more information about the Money Market Funds in the following documents:

        Annual and semi-annual reports
        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports.

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        Statement of Additional Information
        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
        Funds:

        By telephone: 1.800.626.2275 (Institutional Investors)

                      1.800.321.7854 (Individual Investors)

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nations-funds.com

        Information about the Funds can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Reserves, 811-6030                              [LOGO OF NATIONS FUNDS}

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